Supplemental Cash Flow Information (Tables)	12 Months Ended
Dec. 31, 2017
Statement [Line Items]
Movements of Liabilities From Financing Activities

Movements on liabilities from financing activities

	(In millions of yen)
	Borrowings which are due less than one year	Borrowings which are due after one year	Total
Net liabilities as of January 1, 2017	21,925	—	21,925
Cash flows	(107)	(1)	(108)
Increase due to business combinations	405	91	496
Items such as foreign currency translation adjustments	1	3	4

Net liabilities as of December 31, 2017	22,224	93	22,317

Bonsai Garage Corporation [member]
Statement [Line Items]
Assets, Liabilities and Other Items of Subsidiaries and Businesses Transferred in Connection with Deconsolidation

Corporation to a third party. The assets and liabilities of the Bonsai Garage Corporation, gain on divesture of the subsidiary, and cash consideration received in connection with such sales are presented below:

(In millions of yen)
Cash and cash equivalents	3
Other current assets	10
Current liabilities	(34)
Gain on divestiture of business and subsidiary	21

Total consideration received in cash	0

Net decrease in cash and cash equivalents due to the divestiture of Bonsai Garage Corporation(*)	(3)

(*)	This amount is included in “Cash disposed on loss of control of subsidiary” in the Company’s Consolidated Statements of Cash Flows.

Camera Application Business (was operated by a wholly owned subsidiary, LINE Plus Corporation) [member]
Statement [Line Items]
Assets, Liabilities and Other Items of Subsidiaries and Businesses Transferred in Connection with Deconsolidation

All the variances between the assets and liabilities of the camera application business transferred to Snow Corporation and the consideration of transfer were recognized as gain on transfer as presented below.

(In millions of yen)
Current assets	603
Cash and cash equivalents	581
Other current assets	22
Non-current assets	71
Current liabilities	(133)
Non-current liabilities	(334)

Total	207

Consideration received in exchange for the transfer of camera application business(*1)	10,651

Gain on transfer(*2)	10,444

(*1)	This amount is solely for the newly issued common shares of Snow Corporation. This transaction is considered as a non-cash transaction.
(*2)	This amount is included in “Other operating income” in the Group’s Consolidated Statements of Profit or Loss.

LINE BIZ Plus Ltd. (subsequently renamed to RABBIT LINE PAY COMPANY LIMITED) [Member]
Statement [Line Items]
Assets, Liabilities and Other Items of Subsidiaries and Businesses Transferred in Connection with Deconsolidation

The assets, liabilities and other items of LINE BIZ Plus Ltd. transferred in connection with the deconsolidation were as follows:

(In millions of yen)
Cash and cash equivalents(1)	482
Other current assets	19
Non-current assets	28
Current liabilities	(71)
Non-current liabilities	(4)
Goodwill	150
Non-controlling interests	0
Exchange differences on translation of foreign operations	49

Total	653

(1)	This amount is included in “Cash disposed on loss of control of subsidiary” in the Group’s Consolidated Statements of Cash Flows.